Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Current tax assets
Tax refund receivable	$ 548,905	$ 16,740	$ 363,226
Prepaid income tax	182,923	5,579	512,372
Current tax assets	731,828	22,319	875,598
Current tax liabilities
Income tax payable	$ 8,888,506	$ 271,074	$ 9,649,556